Borrowings and debentures_Details of debentures (Details) $ in Thousands, ₩ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about debentures [Line Items]
Total		₩ 26,752,725	₩ 27,869,651	$ 24,062,534
Fair value hedged amount of debentures	[1]	3,150,145	3,089,751
Cash flow hedged amount of debentures	[1]	724,487	694,548
Discounts on bond
Disclosure of detailed information about debentures [Line Items]
Total		(35,616)	(30,173)
Face value of bond | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		26,788,341	27,899,824
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		₩ 21,105,565	₩ 22,468,908
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.50%	1.50%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		4.50%	5.80%
Subordinated bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		₩ 5,006,632	₩ 4,781,301
Subordinated bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		3.00%	3.40%
Subordinated bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		12.60%	12.60%
Other bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		₩ 676,144	₩ 649,615
Other bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.90%	1.60%
Other bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		17.00%	17.00%

[1]	Included debentures under fair value hedge relationships are 3,150,145 million Won and 3,089,751 million Won as of June 30, 2018 and December 31, 2017, respectively. Also, debentures under cash flow hedge amounting to 724,487 million Won and 694,548 million Won are included as of June 30, 2018 and December 31, 2017.